The right-of-use assets comprise the following underlying assets: (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 17,706	$ 17,052
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	27,971	26,382
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(10,265)	(9,330)
Platforms [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	9,850	9,840
Platforms [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	13,754	13,362
Platforms [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(3,904)	(3,522)
Vessels [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	6,581	5,997
Vessels [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	12,434	11,267
Vessels [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(5,853)	(5,270)
Properties [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,275	1,215
Properties [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,783	1,753
Properties [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (508)	$ (538)